Fair Value Measurement (Details 1) - Change in Level 3 fair value [Member] - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning Warrant liability	$ 858	$ 705
New warrant liabilities
Increase/Decrease in fair value of warrant liability	208	153
Ending warrant liability	$ 650	$ 858